ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

March 20, 2017	William M. Beaudoin T +1 617 854 2337 F +1 617 235 9923 William.Beaudoin@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	AMG Funds
File Nos. 333-84639; 811-09521

Ladies and Gentlemen:

On behalf of AMG Funds (the “Trust”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, accompanying this letter for filing are exhibits containing an XBRL interactive data file relating to the supplement, filed with the Securities and Exchange Commission on February 27, 2017 under Rule 497(e) (SEC Accession No. 0001193125-17-056837), to the

(i)	Prospectus for AMG Renaissance Large Cap Growth Fund and AMG Renaissance International Equity Fund, dated May 1, 2016, as supplemented July 28, 2016 and September 30, 2016; and

(ii)	Prospectus for AMG Yacktman Focused Fund, dated May 1, 2016, as supplemented July 28, 2016, September 2, 2016, September 30, 2016 and October 27, 2016, and Statement of Additional Information for AMG Yacktman Focused Fund, dated May 1, 2016, as supplemented July 28, 2016, September 2, 2016 and September 30, 2016.

The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3.(g) of Form N-1A, and Rule 497(e).

If you have any questions concerning this filing, please call me at (617) 854-2337.

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Sincerely,

/s/ William M. Beaudoin

William M. Beaudoin